Subsequent events (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Statement [Line Items]
Number of share options granted in share-based payment arrangement	3,374,000	2,915,000
Weighted average exercise price of share options granted in share-based payment arrangement	$ 3.64	$ 2.18
Subsequent events [Member]
Statement [Line Items]
Number of share options granted in share-based payment arrangement	2,590,000
Weighted average exercise price of share options granted in share-based payment arrangement	$ 1.07
Number of restricted share units granted during period	2,326,850